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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21623


                   	Pioneer Equity Opportunity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Equity Opportunity Fund
           Schedule of Investments  8/31/2009 (unaudited)

Shares                                                                   Value
           COMMON STOCKS - 98.2 %
           Energy - 6.6 %
           Coal & Consumable Fuels - 0.9 %
5,700      Consol Energy, Inc.                                        $ 213,237
           Oil & Gas Exploration & Production - 4.2 %
5,780      Apache Corp.                                               $ 491,011
12,320     Southwestern Energy Co. *                                    454,115
                                                                      $ 945,126
           Oil & Gas Storage & Transporation - 1.5 %
36,160     El Paso Corp.                                              $ 333,757
           Total Energy                                               $1,492,120
           Materials - 4.4 %
           Diversified Chemical - 1.7 %
7,900      FMC Corp.                                                  $ 376,830
           Industrial Gases - 1.7 %
8,400      Airgas, Inc.                                               $ 390,600
           Metal & Glass Containers - 1.0 %
8,880      Crown Holdings, Inc. *                                     $ 220,490
           Total Materials                                            $ 987,920
           Capital Goods - 14.5 %
           Aerospace & Defense - 4.0 %
5,600      Aerovironment, Inc. *                                      $ 157,528
11,800     Honeywell International, Inc.                                433,768
3,300      ITT Corp.                                                    165,264
2,460      United Technologies Corp.                                    146,026
                                                                      $ 902,586
           Construction & Engineering - 3.0 %
4,700      Aecom Technology Corp. *                                   $ 128,827
24,070     KBR, Inc.                                                    545,186
                                                                      $ 674,013
           Electrical Component & Equipment - 2.2 %
7,385      AMETEK, Inc.                                               $ 232,480
7,650      General Cable Corp. *                                        269,892
                                                                      $ 502,372
           Industrial Machinery - 4.0 %
3,000      Danaher Corp.                                              $ 182,130
19,041     Kennametal, Inc.                                             419,854
5,450      SPX Corp.                                                    303,456
                                                                      $ 905,440
           Trading Companies & Distributors - 1.3 %
3,400      W.W. Grainger, Inc.                                        $ 297,398
           Total Capital Goods                                        $3,281,809
           Commercial Services & Supplies - 0.6 %
           Office Services & Supplies - 0.6 %
4,270      Avery Dennison Corp.                                       $ 131,943
           Total Commercial Services & Supplies                       $ 131,943
           Automobiles & Components - 1.7 %
           Auto Parts & Equipment - 0.8 %
5,700      BorgWarner, Inc.                                           $ 169,119
           Automobile Manufacturers - 0.9 %
28,100     Ford Motor Corp. *                                         $ 213,560
           Total Automobiles & Components                             $ 382,679
           Consumer Durables & Apparel - 5.1 %
           Apparel, Accessories & Luxury Goods - 3.1 %
13,500     Fuqi International, Inc. *                                 $ 350,055
9,700      Hanesbrands, Inc. *                                          204,282
6,300      True Religion Apparel, Inc. *                                142,569
                                                                      $ 696,906
           Homebuilding - 0.8 %
13,700     Pulte Homes, Inc. *                                        $ 175,086
           Household Appliances - 1.2 %
7,500      Snap-On, Inc.                                              $ 279,900
           Total Consumer Durables & Apparel                          $1,151,892
           Consumer Services - 3.4 %
           Hotels, Resorts & Cruise Lines - 1.5 %
23,000     Wyndham Worldwide Corp.                                    $ 348,450
           Restaurants - 1.9 %
16,200     Jack In The Box, Inc. *                                    $ 330,318
7,900      Nathan's Famous, Inc. *                                      101,515
                                                                      $ 431,833
           Total Consumer Services                                    $ 780,283
           Media - 2.6 %
           Advertising - 1.1 %
38,600     The Interpublic Group of Companies, Inc. *                 $ 242,794
           Movies & Entertainment - 1.5 %
6,100      Time Warner, Inc.                                          $ 170,251
7,300      Viacom, Inc. (Class B) *                                     182,792
                                                                      $ 353,043
           Total Media                                                $ 595,837
           Retailing - 2.1 %
           Apparel Retail - 0.8 %
11,190     The Limited Brands, Inc. (b)                               $ 166,955
           Specialty Stores - 1.3 %
17,100     Hibbett Sporting Goods, Inc. * (b)                         $ 300,447
           Total Retailing                                            $ 467,402
           Food & Drug Retailing - 1.5 %
           Drug Retail - 1.5 %
8,770      CVS/Caremark Corp.                                         $ 329,050
           Total Food & Drug Retailing                                $ 329,050
           Food, Beverage & Tobacco - 1.5 %
           Distillers & Vintners - 1.5 %
23,100     Constellation Brands, Inc. *                               $ 341,649
           Total Food, Beverage & Tobacco                             $ 341,649
           Household & Personal Products - 2.7 %
           Household Products - 1.0 %
4,100      Church & Dwight Co., Inc.                                  $ 234,233
           Personal Products - 1.7 %
14,700     Alberto-Culver Co. (Class B)                               $ 387,933
           Total Household & Personal Products                        $ 622,166
           Health Care Equipment & Services - 7.0 %
           Health Care Equipment - 1.2 %
7,100      Covidien, Ltd.                                             $ 280,947
           Health Care Services - 2.5 %
4,300      DaVita, Inc. *                                             $ 222,353
14,800     Omnicare, Inc.                                               338,772
                                                                      $ 561,125
           Health Care Supplies - 2.1 %
13,470     Inverness Medical Innovations, Inc. * (b)                  $ 479,532
           Managed Health Care - 1.2 %
9,700      Aetna, Inc.                                                $ 276,450
           Total Health Care Equipment & Services                     $1,598,054
           Pharmaceuticals & Biotechnology - 4.6 %
           Biotechnology - 1.5 %
7,990      Advanced Magnetics, Inc. * (b)                             $ 327,910
           Life Sciences Tools & Services - 2.4 %
12,110     Thermo Fisher Scientific, Inc. *                           $ 547,493
           Pharmaceuticals - 0.7 %
2,900      Allergan, Inc.                                             $ 162,168
           Total Pharmaceuticals & Biotechnology                      $1,037,571
           Banks - 7.2 %
           Regional Banks - 6.0 %
5,900      City National Corp. (b)                                    $ 233,050
18,100     Columbia Banking System, Inc. *                              297,021
5,100      Commerce Bancshares, Inc.                                    187,323
13,485     First Horizon National Corp. * (b)                           180,429
9,500      Signature Bank *                                             288,420
10,300     Texas Capital Bancshares, Inc. *                             170,465
                                                                      $1,356,708
           Thrifts & Mortgage Finance - 1.2 %
11,800     Hudson City Bancorp, Inc.                                  $ 154,816
11,400     New York Community Bancorp, Inc. (b)                         121,296
                                                                      $ 276,112
           Total Banks                                                $1,632,820
           Diversified Financials - 3.0 %
           Investment Banking & Brokerage - 2.5 %
14,600     Lazard, Ltd.                                               $ 567,502
           Specialized Finance - 0.5 %
400        CME Group, Inc.                                            $ 116,416
           Total Diversified Financials                               $ 683,918
           Insurance - 3.1 %
           Insurance Brokers - 0.7 %
7,300      Marsh & McLennan Co., Inc.                                 $ 171,842
           Reinsurance - 2.4 %
4,900      Partnerre, Ltd. *                                          $ 362,159
3,200      Renaissancere Holdings, Ltd.                                 174,240
                                                                      $ 536,399
           Total Insurance                                            $ 708,241
           Real Estate - 2.1 %
           Office Real Estate Investment Trusts - 1.0 %
17,300     BioMed Property Trust, Inc.                                $ 233,204
           Retail Real Estate Investment Trusts - 1.1 %
37,000     Cedar Shopping Centers, Inc.                               $ 237,910
           Total Real Estate                                          $ 471,114
           Software & Services - 3.9 %
           Application Software - 1.9 %
5,500      Ansys, Inc. *                                              $ 193,270
18,300     Nuance Communications, Inc. *                                225,639
                                                                      $ 418,909
           Data Processing & Outsourced Services - 1.0 %
6,400      Hewitt Associates, Inc. *                                  $ 230,528
           Internet Software & Services - 1.0 %
15,500     Omniture, Inc. *                                           $ 221,805
           Total Software & Services                                  $ 871,242
           Technology Hardware & Equipment - 10.1 %
           Communications Equipment - 3.6 %
9,200      F5 Networks, Inc. *                                        $ 317,308
25,200     Riverbed Technogoly, Inc. *                                  485,855
                                                                      $ 803,163
           Computer Hardware - 3.2 %
1,400      Apple, Inc. *                                              $ 235,494
17,900     Teradata Corp. *                                             482,047
                                                                      $ 717,541
           Computer Storage & Peripherals - 1.3 %
7,400      NETAPP, Inc. *                                             $ 168,350
12,900     Netezza Corp. *                                              123,840
                                                                      $ 292,190
           Electronic Equipment & Instruments - 1.0 %
10,100     Flir Systems, Inc. *                                       $ 232,502
           Office Electronics - 1.0 %
26,500     Xerox Corp.                                                $ 229,225
           Total Technology Hardware & Equipment                      $2,274,621
           Semiconductors - 3.9 %
           Semiconductors - 3.9 %
4,000      Analog Devices, Inc.                                       $ 113,000
35,000     Micron Technology, Inc. *                                    257,950
22,000     ON Semiconductor Corp. *                                     177,540
38,100     STMicroelectronics NV (A.D.R.)                               329,946
                                                                      $ 878,436
           Total Semiconductors                                       $ 878,436
           Telecommunication Services - 1.0 %
           Integrated Telecommunication Services - 1.0 %
27,000     Windstream Corp.                                           $ 231,390
           Total Telecommunication Services                           $ 231,390
           Utilities - 5.6 %
           Electric Utilities - 1.0 %
5,300      FirstEnergy Corp.                                          $ 239,189
           Gas Utilities - 1.5 %
4,300      EQT Corp.                                                  $ 170,581
5,100      Questar Corp.                                                172,176
                                                                      $ 342,757
           Independent Power Producer & Energy Traders - 1.1 %
9,100      NRG Energy, Inc. *                                         $ 244,335
           Multi-Utilities - 2.0 %
7,200      Public Service Enterprise Group, Inc.                      $ 228,024
4,299      Sempra Energy                                                215,681
                                                                      $ 443,705
           Total Utilities                                           $1,269,986
           TOTAL COMMON STOCKS                                      $22,222,143
           (Cost  $20,547,004)

           EXCHANGE TRADED FUND - 0.4 %
2000       Market Vectors Gold Miners Exchange Traded Fund (b)        $ 79,020
           TOTAL EXCHANGE TRADED FUND                                 $ 79,020
           (Cost  $73,057)
Principal
Amount ($)
           TEMPORARY CASH INVESTMENTS - 5.4 %
           Securities Lending Collateral  - 5.4 % (c)
           Certificates of Deposit:
52,538     Bank of Nova Scotia 0.25%, 11/17/09                        $ 52,538
55,459     BNP Paribas NY, 0.3%, 11/17/09                               55,459
58,356     Cafco, 0.40%, 10/1/09                                        58,356
40,859     Ciesco, 0.40%, 9/9/09                                        40,859
17,499     Ciesco, 0.33%, 11/23/09                                      17,499
58,363     Kithaw, 0.40%, 9/21/09                                       58,363
43,770     Char FD, 0.30%, 10/5/09                                      43,770
14,588     Char FD, 0.28%, 10/26/09                                     14,588
36,756     Old LLC, 0.30%, 10/16/09                                     36,756
23,364     Old LLC, 0.32%, 10/15/09                                     23,364
39,040     TB LLC, 0.24%, 9/3/09                                        39,040
58,376     Societe Generale, 1.06%, 9/4/09                              58,376
                                                                      $498,968
           Commercial Paper:
43,785     GE, 0.59%, 9/18/09                                           43,785
11,791     GE, 0.32%, 10/26/09                                          11,791
58,340     BBVA London, 0.29%, 11/6/09                                  58,340
34,994     CBA Financial, 0.27%, 12/29/09                               34,994
34,995     HND AF, 0.30%, 12/15/09                                      34,995
52,497     NABPP, 0.2%, 12/7/09                                         52,497
14,594     IBM, 0.63%, 9/25/09                                          14,594
52,538     New York Life Global, 0.75%, 9/4/09                          52,538
                                                                      $303,534
           Tri-party Repurchase Agreements:
175,128    Deutsche Bank, 0.19%, 8/3/09                               $175,128
196,057    Barclays Capital Markets, 0.19%, 8/3/09                     196,057
                                                                      $371,185
Shares
           Money Market Mutual Fund:
29,188     Fidelity Prime Money Market Fund                           $ 29,188
23,350     Dreyfus Prefferred Money Market Fund                         23,350
                                                                      $ 52,538
           Total Securities Lending Collateral                      $1,226,225
           TOTAL TEMPORARY CASH INVESTMENTS                         $1,226,225
           (Cost  $1,226,225)
           TOTAL INVESTMENT IN SECURITIES - 104.0 %                $23,527,388
           (Cost  $21,846,286)(a)
           OTHER ASSETS AND LIABILITIES - (4.0) %                    $(901,922)
           TOTAL NET ASSETS - 100.0 %                              $22,625,466

*          Non-income producing security.

(A.D.R.)   American Depositary Receipt.

(a) At August 31, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $23,338,205 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost                $2,048,294

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value               (1,859,111)

           Net unrealized gain                                       $189,183

(b)        At August 31, 2009, the following security was out on loan:

Shares                              Security                             Value
5,400      Advanced Magnetics, Inc. *                                 $221,616
2,200      City National Corp.                                          86,900
11,000     First Horizon National Corp. *                              147,180
13,300     Hibbett Sporting Goods, Inc. *                              233,681
6,000      Inverness Medical Innovations, Inc. *                       213,600
7,600      The Limited Brands, Inc.                                    113,392
1,900      Market Vectors Gold Miners Exchange Traded Fund              75,012
8,600      New York Community Bancorp, Inc.                             91,504
           Total                                                     $1,182,885

(c)      Securities lending collateral is managed by Credit Suisse, New York
Branch.

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of August 31, 2009, in valuing the Fund's assets:

                                 Level 1      Level 2    Level 3      Total
Common Stocks                   $22,222,143     0          0      $22,222,143
Exchange Traded Fund              79,020        0          0           79,020
Temporary Cash Investments        52,538    1,173,687      0        1,226,225
Total                          $22,353,701 $1,173,687     $0      $23,527,388


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Opportunity Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 29, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 29, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date October 29, 2009

* Print the name and title of each signing officer under his or her signature.